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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06362

Invesco Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Invesco Municipal Trust Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	VK-CE-MUNI-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–158.90%*

Alabama–1.59%

Alabama (State of) Incentives Financing Authority; Series 2012 A, Special Obligation RB	5.00%	09/01/42	$3,235	$3,515,474
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	2,150	2,281,688
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	1,650	1,819,372
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,725	1,685,498
Phenix City (City of) Industrial Development Board (MeadWestvaco Coated Board); Series 2012, Ref. Environmental Improvement RB (c)	4.13%	05/15/35	1,000	925,630
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	1,950	2,237,040
				12,464,702

Alaska–0.53%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	3,160	3,614,471
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (a)	5.75%	03/01/16	540	542,419
				4,156,890

Arizona–3.53%

Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	3,000	3,086,190
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	1,700	1,978,783
Series 2008 B, Highway RB (b)	5.00%	07/01/26	2,545	2,955,610
Series 2011 A, Ref. Sub. Highway RB (b)	5.25%	07/01/32	2,500	2,903,950
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,090	1,113,991
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	527,450
Series 2010, RB	5.13%	05/15/40	1,100	1,153,702
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (a)	5.25%	01/01/32	1,035	1,076,876
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (d)	5.00%	07/01/14	2,150	2,238,236
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (d)	5.50%	06/01/14	625	655,069
Series 2009 E, PCR (d)	5.75%	06/01/16	715	798,569
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	640	633,191
Series 2009, Education RB	7.13%	01/01/45	610	606,907
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,170	2,288,178
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	2,300	2,389,562
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	2,050	2,331,178
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	900	931,914
				27,669,356

California–12.88%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (a)(f)	0.00%	09/01/20	4,000	3,225,160
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/35	2,100	2,105,355
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	6,000	6,569,040
Series 2009 F-1, Toll Bridge RB (b)	5.00%	04/01/34	2,500	2,820,425
Series 2009 F-1, Toll Bridge RB (b)	5.13%	04/01/39	4,000	4,483,680

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	$800	$465,320
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (b)	5.00%	12/01/24	775	906,673
Series 2008 AE, Water System RB (b)	5.00%	12/01/25	975	1,138,595
Series 2008 AE, Water System RB (b)	5.00%	12/01/26	975	1,138,595
Series 2008 AE, Water System RB (b)	5.00%	12/01/27	575	669,616
Series 2008 AE, Water System RB (b)	5.00%	12/01/28	975	1,131,361
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,189,210
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,174,060
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (c)	5.30%	08/01/23	2,220	2,293,882
Series 2008 K, Home Mortgage RB (c)	5.45%	08/01/28	3,700	3,832,941
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (c)(g)	5.00%	07/01/30	1,600	1,646,416
Series 2012, Water Furnishing RB (c)(g)	5.00%	07/01/37	3,535	3,568,264
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (c)	5.00%	07/01/27	1,000	1,067,580
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	1,800	1,898,190
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,300	1,556,035
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,338,428
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,900	2,257,447
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	1,280	1,402,854
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,050	2,353,256
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,900	2,067,409
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,880	3,263,501
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	2,575	2,929,783
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	02/01/38	2,100	2,320,962
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	02/01/43	1,375	1,504,470
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/43	1,500	1,643,250
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	430	440,299
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	4,152,200
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/35	5,000	5,215,000
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,000	1,138,100
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,200	1,419,480
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	5.50%	03/01/18	100	109,134
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,125	1,255,050
Regents of the University of California; Series 2012 G, Limited Project RB	5.00%	05/15/37	1,700	1,898,033
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,300	2,481,033
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/36	4,110	4,629,956
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/25	775	876,595
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/26	1,550	1,737,410
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	3,360	3,780,638
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	2,250	2,546,100
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,844,300
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,100	2,369,724
				100,854,810

Colorado–2.69%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/41	3,850	4,280,314

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	$4,875	$5,171,303
Colorado (State of) Health Facilities Authority (Evangelical Lutheran);
Series 2004 A, RB	5.25%	06/01/34	1,000	1,035,610
Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,880,480
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	295	295,938
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	355	337,843
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,100	1,250,810
Series 2010, Private Activity RB	6.50%	01/15/30	1,400	1,657,348
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,850	2,047,395
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	915	934,508
Platte River Power Authority; Series 2009 HH, RB	5.00%	06/01/26	1,000	1,186,330
				21,077,879

Connecticut–0.79%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(c)	6.60%	07/01/24	2,840	2,850,167
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (c)	5.50%	04/01/21	1,200	1,384,932
Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (c)	5.00%	05/15/31	1,545	1,672,941
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	235	235,327
				6,143,367

District of Columbia–1.66%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,125	2,200,204
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,400	2,768,880
Series 2009, Hospital RB	6.50%	10/01/29	700	815,514
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (a)	5.50%	10/01/41	4,000	4,526,680
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	775	886,383
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	1,575	1,794,287
				12,991,948

Florida–7.68%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,026,100
Series 2007, IDR	5.88%	11/15/36	1,000	992,420
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,270	2,563,125
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	5,000	5,228,400
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,200	2,544,432
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	305	328,644
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (c)	5.13%	06/01/27	1,650	1,878,244
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.38%	10/01/33	975	1,086,316
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.50%	10/01/38	2,175	2,426,865
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (d)	5.15%	09/01/13	800	809,040
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (a)(c)	4.50%	09/01/34	295	303,378
Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	1,100	1,241,108
JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	3,100	3,427,546

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Lakeland (City of) (Lakeland Regional Health Systems);
Series 2006, Ref. Hospital System RB	5.00%	11/15/26	$5,000	$5,282,100
Series 2006, Ref. Hospital System RB	5.00%	11/15/32	5,000	5,241,200
Miami-Dade (County of) (Miami International Airport); Series 2002 A, Aviation RB (INS-AGM) (a)(c)	5.13%	10/01/35	5,000	5,014,900
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,250	1,333,950
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	640	744,538
Miami-Dade (County of);
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,150	1,266,553
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,820	1,973,044
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	505	510,575
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	930	950,265
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (h)	6.13%	05/01/35	120	0
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	125	123,951
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	265	258,529
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,100	1,150,490
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	2,600	3,182,140
Series 2011, Ref. RB (b)	5.00%	10/01/31	2,565	2,873,364
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(d)	5.35%	05/01/18	3,250	3,796,747
Reunion East Community Development District; Series 2005, Special Assessment RB (h)	5.80%	05/01/36	590	324,836
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (g)	5.25%	10/01/27	400	428,616
Series 2007 A, Special Obligation RB (g)	5.75%	10/01/22	500	550,760
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	845	644,211
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	800	639,016
				60,145,403

Georgia–1.84%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	585	731,712
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	320	400,253
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	205	250,490
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	3,500	3,635,380
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,200	1,455,864
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,300	1,574,599
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,200	1,450,308
Augusta (City of); Series 2005 B, Airport Passenger Facility Charge & General RB (c)	5.35%	01/01/28	1,000	1,016,630
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	1,000	1,162,620
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,150	1,250,452
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	1,500	1,505,760
				14,434,068

Guam–0.81%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	350	380,418
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,850	2,023,345
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	835	917,774
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,400	1,485,848

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–(continued)

Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	$780	$847,626
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	625	689,144
				6,344,155

Hawaii–0.57%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,000	1,112,520
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,050	2,216,665
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,137,910
				4,467,095

Idaho–0.53%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	893,115
Series 2008 A, RB	6.75%	11/01/37	1,000	1,162,540
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	760	781,690
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/21	1,120	1,304,946
				4,142,291

Illinois–14.89%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	965,460
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,554,920
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	725	780,194
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	695	556,799
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/24	3,500	3,849,580
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/25	11,500	12,617,800
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	4,000	4,361,400
Series 2012 B, Ref. Passenger Facility Charge RB (c)	5.00%	01/01/30	4,500	4,852,890
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	3,800	4,127,826
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	3,975	4,317,923
Series 2011 A, Unlimited Tax GO Bonds (b)	5.00%	12/01/41	1,230	1,295,682
Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	1,000	1,052,130
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (d)(e)	0.95%	06/01/18	1,000	1,000,000
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	3,795	4,248,540
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	3,100	3,507,867
Series 2011, COP	7.13%	05/01/21	610	667,553
Series 2011, COP	7.13%	05/01/21	410	448,684
Series 2011 A, Sales Tax RB (b)	5.25%	01/01/38	1,905	2,131,543
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,500	2,711,225
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/29	2,100	2,372,433
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (g)(h)	5.50%	03/01/17	982	611,442
Deerfield (Village of);
Series 2011, Ref. CAB RB (f)	0.00%	10/01/31	237	59,108
Series 2011, Ref. RB	6.00%	10/01/42	446	387,244
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (h)	5.38%	03/01/16	1,000	350,540
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,104,630
Illinois (State of) Finance Authority (Community Rehab Providers Facilities Acquisition Program); Series 2000 A, RB (i)	7.38%	07/01/25	1,640	1,640,656
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,125	1,239,874
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	1,094,230

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	$2,200	$2,585,022
Series 2009 A, RB (b)	5.75%	08/15/30	1,400	1,623,748
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	3,500	3,812,410
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,700	1,700,748
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,250	1,435,012
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,045,170
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,905	2,353,418
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,500	3,786,650
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	1,675	1,698,785
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,475	1,650,127
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	1,000	1,001,840
Series 2005 A, RB	6.00%	05/15/37	1,350	1,285,807
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)	5.50%	08/15/41	2,370	2,627,619
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/52	3,630	4,069,412
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	2,265	2,489,824
Series 2012 B, RB (b)	5.00%	12/15/28	1,700	1,936,368
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/38	3,875	4,266,724
Lake County Community Unit School District No. 116 (Round Lake); Series 1996, Unlimited Tax GO Bonds (i)	7.60%	02/01/14	250	262,278
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/41	3,075	3,377,211
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,800	4,546,396
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	958	725,503
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	828	736,051
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	505	524,978
Will County Community School District No. 161 (Summit Hill);
Series 1999, Unlimited Tax CAB GO Bonds (f)(i)	0.00%	01/01/16	675	663,181
Series 1999, Unlimited Tax CAB GO Bonds (f)(i)	0.00%	01/01/19	425	392,823
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	01/01/16	1,335	1,241,670
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	01/01/19	990	806,523
				116,553,471

Indiana–3.26%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	5,600	6,101,984
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,320	2,601,346
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,440	1,685,419
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,600	1,737,104
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (c)	5.00%	07/01/40	2,145	2,236,399
Series 2013, Private Activity RB (c)	5.00%	07/01/44	850	882,717
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	648,613
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	1,000	1,055,610
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/27	2,000	2,217,580
Series 2013 F, RB (b)	5.00%	02/01/30	3,240	3,682,487
Lake Central Multi-District School Building Corp.; Series 2012 B, First Mortgage RB	5.00%	07/15/32	1,900	2,161,839

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (g)	5.75%	09/01/42	$500	$519,775
				25,530,873

Iowa–0.33%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,400	1,332,058
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,200	1,279,044
				2,611,102

Kansas–0.53%

Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	10/01/22	70	70,913
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (b)	5.75%	11/15/38	3,500	4,065,040
				4,135,953

Kentucky–1.62%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	1,500	1,621,770
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,225	1,424,234
Series 2010 A, Hospital RB	6.50%	03/01/45	1,600	1,870,304
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/24	1,610	1,885,390
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/25	1,815	2,118,051
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,545	3,718,492
				12,638,241

Louisiana–1.34%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (h)	5.25%	07/01/17	989	396,114
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,150	1,227,959
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (a)	6.75%	06/01/26	2,000	2,458,040
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $3,839,339) (g)	5.75%	10/30/18	3,839	3,855,311
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,450	2,586,171
				10,523,595

Maryland–0.46%

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,400	1,504,804
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,222,906
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	765	868,351
				3,596,061

Massachusetts–9.94%

Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/30	350	380,685
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB	5.00%	11/01/26	1,000	1,153,820
Massachusetts (State of) Bay Transportation Authority;
Series 2006 B, Sr. Sales Tax RB	5.25%	07/01/21	1,000	1,248,670
Series 2007 A-2, Sr. Sales Tax CAB RB (f)	0.00%	07/01/21	715	552,752
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	4,020	4,449,376
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS-NATL) (a)(f)	0.00%	01/01/22	1,550	1,256,042
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,150	2,376,825
Massachusetts (State of) Development Finance Agency (Berkshire Health System); Series 2012 G, RB	5.00%	10/01/31	500	549,420

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Boston College);
Series 2008, RB	5.50%	06/01/26	$400	$498,876
Series 2010 R-1, RB	5.00%	07/01/31	350	395,913
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/37	500	553,875
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (INS-AGC) (a)	5.13%	11/15/35	500	533,620
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (a)	5.38%	02/01/28	500	554,025
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/30	700	769,797
Massachusetts (State of) Development Finance Agency (CLG Pharmacy & Allied Health); Series 2005 D, RB (d)(i)	5.00%	07/01/15	500	546,625
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB	5.00%	01/01/40	250	263,080
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	252,300
Series 2005, RB	5.50%	01/01/35	450	453,636
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,000	1,023,070
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (b)	5.00%	10/01/38	8,000	9,065,920
Massachusetts (State of) Development Finance Agency (Hillcrest Extended Care Services); Series 2001 A, VRD RB (LOC-Bank of America, N.A.) (j)(k)	0.17%	10/01/26	435	435,000
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/33	300	335,892
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	353	322,880
Series 2011 A-1, RB	6.25%	11/15/46	567	509,181
Series 2011 A-2, RB	5.50%	11/15/46	49	39,231
Series 2011 B, CAB RB (f)	0.00%	11/15/56	243	1,713
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/35	500	528,535
Massachusetts (State of) Development Finance Agency (M/SBRC); Series 2002 A, RB (INS-NATL) (a)	5.13%	02/01/34	2,765	2,733,534
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology);
Series 2002 K, RB (b)	5.50%	07/01/32	2,500	3,396,425
Series 2008 A, RB	5.00%	07/01/38	1,500	1,690,995
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	500	534,030
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/41	500	546,320
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/24	750	890,213
Massachusetts (State of) Development Finance Agency (Partners Healthcare System); Series 2007 G, RB	5.00%	07/01/47	600	628,362
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/36	975	1,086,247
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	8.00%	04/15/39	250	306,058
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB	5.63%	10/15/40	500	539,300
Massachusetts (State of) Development Finance Agency (SRBC); Series 2002 A, RB (INS-NATL) (a)	5.13%	08/01/28	1,000	1,000,750
Massachusetts (State of) Development Finance Agency (Sterling & Francine Clark Art); Series 2010, RB	5.00%	07/01/40	500	547,825
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/40	500	532,955
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 B-1, TEMPS-85sm Senior Living Facility RB (h)	7.25%	06/01/16	250	117,510
Series 2009 B-2, Senior Living Facility RB (h)	6.25%	06/01/14	665	332,527
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	500	598,375
Series 2011 I, RB	7.25%	01/01/32	825	1,019,857
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	500	561,810
Massachusetts (State of) Development Finance Agency (Wellesley College); Series 2012 J, RB	5.00%	07/01/42	150	169,179

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Winchester Hospital); Series 2010, RB	5.25%	07/01/38	$700	$757,750
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (c)	5.63%	07/01/28	350	380,251
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/41	250	272,588
Massachusetts (State of) Port Authority; Series 2010 A, RB	5.00%	07/01/40	300	328,695
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/41	3,425	3,780,070
Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB (b)(d)(i)	5.00%	08/15/15	6,150	6,771,642
Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	4,670	4,924,795
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. General RB (INS-AGM) (a)	5.25%	08/01/31	500	621,095
Series 2009 B, RB	5.00%	08/01/22	1,200	1,410,648
Series 2011 B, General RB	5.00%	08/01/28	200	233,584
Series 2011 C, Ref. General RB (b)	5.00%	08/01/30	3,500	4,051,600
Series 2011 C, Ref. General RB (b)	5.00%	08/01/31	2,000	2,304,160
Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)	5.50%	08/01/30	1,500	1,940,145
Series 2004 C, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.50%	12/01/17	455	549,185
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS-NATL) (a)	5.50%	01/01/23	1,000	1,217,560
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS-AMBAC) (a)	5.25%	06/01/19	1,975	1,983,038
				77,809,837

Michigan–0.88%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (a)	7.00%	07/01/27	2,715	3,290,308
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (d)	5.25%	01/15/14	875	902,186
Series 2008 A, RB (d)	5.50%	01/15/15	400	432,628
Michigan (State of) Housing Development Authority; Series 1999 A, RB (INS-NATL) (a)(c)	5.30%	10/01/37	105	105,099
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	2,000	2,117,820
				6,848,041

Minnesota–0.72%

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	1,850	2,222,997
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,200	1,455,144
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	1,850	1,943,721
				5,621,862

Missouri–1.54%

Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	160	160,197
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,328,444
Ellisville (City of) Industrial Development Authority (Gambrill Gardens);
Series 1999, Ref. & Improvement RB	6.10%	06/01/20	1,155	1,156,109
Series 1999, Ref. & Improvement RB	6.20%	06/01/29	1,000	1,000,440
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	750	860,205
Series 2011 A, Ref. RB	5.50%	09/01/28	1,515	1,719,373
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	590	611,966
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,232,328
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,000	1,064,980
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	625	631,513

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	$675	$711,227
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,568,235
				12,045,017

Nebraska–0.68%

Lincoln (City of); Series 2012, Ref. Electric System RB	5.00%	09/01/37	1,000	1,128,140
Omaha (City of) Public Power District; Series 2011 B, RB (b)	5.00%	02/01/36	3,690	4,152,947
				5,281,087

Nevada–1.80%

Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (a)(c)	5.25%	07/01/34	4,000	4,095,320
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)	5.00%	06/01/22	2,860	3,308,534
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)	5.00%	06/01/23	2,220	2,552,068
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,100	3,226,232
Reno (City of); Series 2002, Capital Improvement RB (INS-NATL) (a)	5.13%	06/01/26	930	931,181
				14,113,335

New Hampshire–0.03%

New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	250	255,837

New Jersey–19.78%

Bergen (County of) Utilities Authority; Series 2006, Water System PCR (INS-AMBAC) (a)	5.00%	12/15/31	1,750	1,874,092
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	750	775,463
Camden (County of) Municipal Utilities Authority;
Series 1990 B, Sewer CAB RB (INS-NATL) (a)(f)	0.00%	09/01/14	2,000	1,977,040
Series 1990 B, Sewer CAB RB (INS-NATL) (a)(f)	0.00%	09/01/15	2,500	2,427,350
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	02/01/21	1,000	1,169,460
East Orange (City of) Board of Education;
Series 1998, CAB COP (INS-AGM) (a)(f)	0.00%	08/01/19	1,845	1,539,560
Series 1998, CAB COP (INS-AGM) (a)(f)	0.00%	02/01/25	1,845	1,158,660
Series 1998, CAB COP (INS-AGM) (a)(f)	0.00%	02/01/28	2,850	1,517,226
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	1,000	1,140,030
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS-NATL) (a)	5.50%	10/01/28	1,000	1,277,660
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS-AGC) (a)	5.00%	04/01/21	775	873,936
Garden State Preservation Trust;
Series 2003 B, Open Space & Farmland Preservation CAB RB (INS-AGM) (a)(f)	0.00%	11/01/25	2,000	1,378,460
Series 2005 A, Open Space & Farmland Preservation RB (INS-AGM) (a)	5.75%	11/01/28	1,000	1,315,560
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/40	1,000	1,160,170
Middlesex (County of) Improvement Authority (Administration Building Residential Rental Housing); Series 2001, RB (CEP-FNMA) (c)	5.35%	07/01/34	1,000	1,001,120
New Jersey (State of) Economic Development Authority (American Water Co., Inc.);
Series 2010 B, Ref. Water Facilities RB (c)	5.60%	11/01/34	1,000	1,117,890
Series 2010 D, Ref. Water Facilities RB (c)	4.88%	11/01/29	500	536,445
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/38	1,000	1,054,200
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. Special Assessment RB	5.75%	10/01/21	1,500	1,648,125
Series 2002, Ref. Special Assessment RB	5.75%	04/01/31	1,000	1,092,090
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.88%	01/01/37	375	377,393
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.);
Series 2007, RB	5.13%	06/15/27	525	553,224
Series 2007, RB	5.13%	06/15/37	700	725,921

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	$2,650	$2,947,356
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility);
Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	500	519,810
Series 2006, Ref. Retirement Community RB	5.25%	11/15/36	500	513,235
New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	2,034,360
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS-NATL) (a)	5.90%	03/15/21	35,000	41,520,500
Series 2004 A, Motor Vehicle RB (INS-BHAC) (a)(b)	5.25%	07/01/26	7,000	8,797,740
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/26	1,500	1,890,840
Series 2007 U, School Facilities RB (INS-AGM) (a)(b)	5.00%	09/01/32	7,000	7,605,710
Series 2009 Z, School Facilities Construction RB (INS-AGC) (a)	5.50%	12/15/34	1,000	1,152,430
Series 2012, Ref. RB	5.00%	06/15/29	1,000	1,093,860
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/31	500	550,795
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/36	500	559,690
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB	6.00%	07/01/41	750	906,525
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/32	1,000	1,116,740
New Jersey (State of) Health Care Facilities Financing Authority (Children’s Specialized Hospital); Series 2005 A, RB	5.50%	07/01/36	1,500	1,549,200
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center);
Series 2008, RB (INS-AGC) (a)	5.13%	01/01/27	1,000	1,082,980
Series 2010, Ref. RB	5.00%	01/01/34	500	524,685
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/25	500	533,260
New Jersey (State of) Health Care Facilities Financing Authority (Kennedy Health System); Series 2012, Ref. RB	5.00%	07/01/42	500	541,115
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (INS-AGC) (a)	5.00%	07/01/38	1,965	2,073,468
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB	5.00%	07/01/31	550	598,961
New Jersey (State of) Health Care Facilities Financing Authority (South Jersey Hospital);
Series 2006, RB	5.00%	07/01/36	2,000	2,061,800
Series 2006, RB	5.00%	07/01/46	2,000	2,055,360
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (i)	5.25%	07/01/23	1,000	1,263,110
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	1,000	1,139,090
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (i)	6.75%	07/01/19	4,250	5,210,330
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2009 A, Student Loan RB	5.63%	06/01/30	1,500	1,662,180
Series 2010 1-A, Ref. Student Loan RB (b)	5.00%	12/01/25	5,000	5,435,150
Series 2010 1-A, Ref. Student Loan RB (b)	5.00%	12/01/26	3,150	3,406,883
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/18	1,000	1,207,750
Series 2009 A, Transportation System CAB RB (f)	0.00%	12/15/39	6,000	1,620,000
Series 2010 A, Transportation System CAB RB (f)	0.00%	12/15/30	1,600	742,576
Series 2010 A, Transportation System CAB RB (f)	0.00%	12/15/31	3,000	1,311,120
Series 2012 A, Transportation System RB	5.00%	06/15/42	3,400	3,665,098
Series 2012 AA, Transportation Program RB	5.00%	06/15/38	1,950	2,125,227

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Turnpike Authority;
Series 1991 C, RB (i)	6.50%	01/01/16	$1,170	$1,254,942
Series 1991 C, RB (i)	6.50%	01/01/16	135	155,783
Series 1991 C, RB (INS-AGM) (a)	6.50%	01/01/16	580	669,291
Series 1991 C, RB (INS-NATL) (a)	6.50%	01/01/16	255	292,159
Series 2005 A, Ref. RB (INS-AGM) (a)	5.25%	01/01/27	705	866,248
Series 2009 E, RB	5.25%	01/01/40	1,000	1,097,330
Series 2013 A, RB	5.00%	01/01/38	2,400	2,606,928
New Jersey Institute of Technology; Series 2012 A, RB	5.00%	07/01/42	500	554,425
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS-AGC) (a)	6.75%	12/01/38	600	729,606
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/42	1,000	1,084,800
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/42	500	545,865
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS-NATL) (a)(f)	0.00%	09/01/32	5,000	2,189,900
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS-AGM) (a)	5.25%	08/15/32	1,300	1,334,138
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	2,330	2,070,508
University of Medicine & Dentistry of New Jersey; Series 1997 A, COP (INS-NATL) (a)	5.00%	09/01/17	700	715,008
				154,876,940

New Mexico–0.84%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (d)	5.20%	06/01/20	1,000	1,126,610
Series 2010 C, Ref. PCR	5.90%	06/01/40	2,100	2,342,886
Jicarilla Apache Nation; Series 2003 A, RB (g)	5.00%	09/01/18	1,500	1,491,690
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	1,350	1,598,130
				6,559,316

New York–12.59%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,370	1,594,420
Series 2009, PILOT RB	6.38%	07/15/43	570	666,091
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	1,000	1,154,680
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/30	1,500	1,717,920
Series 2010 D, RB	5.25%	11/15/26	2,500	2,876,400
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010, Special Obligation RB	6.00%	12/01/42	710	826,554
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,050	2,392,862
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, Consolidated RB (INS-NATL) (a)	5.38%	03/01/28	2,000	2,454,300
One Hundred Fifty-Second Series 2008, Consolidated RB (b)(c)	5.00%	11/01/28	3,700	4,033,370
One Hundred Forty-Fourth Series 2006, Consolidated RB (b)	5.00%	10/01/35	14,900	16,521,120
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB (b)	5.00%	06/15/38	8,800	9,405,880
Series 2005 D, Water & Sewer System RB (b)	5.00%	06/15/39	2,500	2,672,125
Series 2008 AA, Water & Sewer System RB (b)	5.00%	06/15/22	2,500	2,921,900
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (b)	5.25%	01/15/39	3,400	3,891,708
Subseries 2011 D-1, Future Tax Sec. RB (b)	5.00%	11/01/33	4,845	5,497,282
Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	5,000	5,542,450
Subseries 2012 F-1, Future Tax Sec. RB	5.00%	05/01/39	1,750	1,945,982
New York (City of);
Series 2004 G, Unlimited Tax GO Bonds (d)(i)	5.00%	12/01/14	1,410	1,509,320
Series 2004 G, Unlimited Tax GO Bonds	5.00%	12/01/27	1,590	1,685,448
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,265	1,446,907
Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	4,775	5,468,091

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/30	$2,220	$2,515,549
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/23	3,000	3,466,140
New York (State of) Dormitory Authority; Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	6,755	7,460,897
New York (State of) Mortgage Agency; Series 2007 145, Homeowner Mortgage RB (c)	5.13%	10/01/37	785	812,318
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	1,800	2,108,178
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	2,000	2,319,260
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (c)	5.35%	11/01/37	1,600	1,685,488
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,870	2,008,025
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06 Cost $848,563) (g)(h)	6.13%	02/15/19	1,000	10
				98,600,675

North Carolina–1.12%

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	4,300	4,791,619
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	800	803,120
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/36	2,870	3,201,743
				8,796,482

North Dakota–0.40%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,077,390
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,000	2,045,640
				3,123,030

Ohio–21.76%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	275	265,051
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/33	1,270	1,420,673
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,190	1,296,100
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	2,470	2,690,670
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/20	1,000	1,158,120
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)	5.25%	02/15/19	3,000	3,489,390
Athens (County of) (O’Bleness Memorial Hospital); Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	1,000	1,009,570
Bowling Green (City of) (CFP I LLC - Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/31	1,000	1,114,320
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	1,250	1,134,012
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/36	375	447,293
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	700	727,678
Cincinnati (City of); Series 2011 A, Ref. Water System RB (b)	5.00%	12/01/36	5,000	5,623,600
Cleveland (City of) & Cuyahoga (County of) Port Authority (Euclid Avenue - Fenn); Series 2005, Student Housing RB (INS-AMBAC) (a)	5.00%	08/01/28	1,000	974,010
Cleveland (City of);
Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (a)	5.50%	10/01/19	2,825	3,481,219
Series 2012 A, Ref. Airport System RB	5.00%	01/01/31	1,000	1,093,670
Cleveland State University; Series 2012, RB	5.00%	06/01/37	2,300	2,508,472
Columbus City School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/24	1,000	1,153,490
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/26	1,000	1,139,630
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	795	820,305

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/27	$500	$561,955
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	6.20%	12/01/17	500	562,960
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/26	1,000	1,102,260
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/36	930	1,023,102
Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	750	825,083
Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/41	1,500	1,636,470
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	1,250	1,275,187
Hamilton (County of) (Metropolitan Sewer District); Series 2005 B, Sewer System Improvement RB (INS-NATL) (a)	5.00%	12/01/30	1,000	1,079,710
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM) (a)	5.00%	06/01/30	1,000	1,107,130
Hamilton (County of);
Series 2000 B, Sales Tax CAB RB (INS-AMBAC) (a)(f)	0.00%	12/01/23	2,000	1,364,120
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/32	1,000	1,090,640
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,300	1,520,389
Harrison (City of); Series 2003, Ref. & Improvement Wastewater System RB (d)(i)	5.25%	11/01/13	1,000	1,020,700
Kent State University; Series 2009 B, General Receipts RB (INS-AGC) (a)	5.00%	05/01/28	1,000	1,129,810
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS-AGM) (a)(b)	4.50%	12/01/31	8,000	8,427,520
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)	5.00%	04/01/24	1,475	1,643,474
Series 2006 H, Hospital Facilities RB (INS-AGC) (a)(b)	5.00%	02/01/24	5,840	6,503,366
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	500	568,900
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB	7.00%	11/01/45	1,000	1,123,930
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,192,900
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	6.00%	11/15/41	1,000	1,188,440
Medina City School District (School Facilities); Series 2008, COP (INS-AGC) (a)	5.25%	12/01/31	1,000	1,128,710
Miami (County of) (Upper Valley Medical Center); Series 2006, Ref. & Improvement Hospital Facility RB	5.25%	05/15/26	700	740,159
Miami University; Series 2011, Ref. General Receipts RB (b)	5.00%	09/01/31	5,050	5,737,608
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	9,125	9,529,785
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL) (a)	6.25%	04/01/20	2,270	2,674,877
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB (d)(i)	6.00%	11/15/14	1,550	1,677,797
Series 2009 A, RB (d)(i)	6.25%	11/15/14	1,100	1,194,688
Series 2009 A, RB (d)(i)	6.25%	11/15/14	1,000	1,086,080
Series 2009 B, RB (d)	5.25%	11/15/14	500	532,285
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	1,000	1,100,840
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	1,000	973,370
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	1,340	1,306,929
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital RB (b)	5.13%	01/01/28	4,000	4,480,160
Series 2009 B, Hospital RB (b)	5.50%	01/01/34	1,000	1,126,790
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/38	1,500	1,683,930
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (a)(b)(c)	4.80%	09/01/36	15,500	15,937,720
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009, Ref. PCR (d)	2.25%	09/15/16	1,000	1,009,180
Series 2009 A, RB	5.70%	08/01/20	625	738,769
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,450	4,001,275

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health); Series 2012, RB	5.00%	01/01/38	$1,000	$1,104,500
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, RB (INS-BHAC) (a)(b)	4.75%	01/15/46	10,000	10,311,100
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,585	1,777,990
Series 2010, Hospital Facilities RB	5.75%	11/15/40	600	668,394
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(i)	6.75%	01/15/15	2,000	2,204,920
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/30	750	856,125
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (c)	5.85%	09/20/28	1,050	1,163,347
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 1999 A1, Residential Mortgage RB (CEP-GNMA) (c)	5.25%	09/01/30	110	110,127
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (c)	5.30%	09/01/28	245	252,183
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (c)	5.40%	03/01/33	205	211,259
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (b)	5.50%	09/01/39	1,394	1,429,603
Ohio (State of) Housing Finance Agency;
Series 1985, SFH Mortgage RB (d)(f)(i)	0.00%	01/15/14	1,000	903,580
Series 1985, SFH Mortgage RB (d)(f)(i)	0.00%	07/15/14	4,850	4,599,158
Series 1985, SFH Mortgage RB (f)(i)	0.00%	01/15/15	5,550	5,507,043
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL) (a)(f)	0.00%	02/15/30	1,000	507,220
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/31	1,000	1,112,590
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	2,375	2,644,610
Ohio State University;
Series 2010 D, RB (i)	5.00%	12/01/30	45	59,328
Series 2010 D, RB	5.00%	12/01/30	955	1,183,255
Summit (County of) Port Authority (University of Akron Student Housing); Series 2011, Lease RB	5.00%	01/01/30	500	557,135
Summit (County of);
Series 2003, Various Purpose Limited Tax GO Bonds (d)(i)	5.25%	12/01/13	1,820	1,865,773
Series 2003, Various Purpose Limited Tax GO Bonds (d)(i)	5.25%	12/01/13	1,395	1,430,084
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/28	1,000	1,118,830
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	800	820,632
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/34	750	838,058
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/29	650	730,782
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/29	1,000	1,097,270
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/31	1,000	1,098,920
				170,320,087

Oklahoma–0.01%

Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP-GNMA)(c)	8.00%	08/01/18	95	96,992

Pennsylvania–1.36%

Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,000	1,101,380
Series 2010 D, RB	5.00%	01/01/40	1,750	1,909,022
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,900	2,059,087
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/39	1,825	1,960,251
Subseries 2010 B-2, Sub. Conv. CAB RB (l)	5.75%	12/01/28	2,250	2,221,380
Subseries 2010 B-2, Sub. Conv. CAB RB (l)	6.00%	12/01/34	1,400	1,367,478
				10,618,598

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–4.28%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	$2,050	$2,105,309
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	2,500	2,505,950
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,051,220
Series 2010 XX, RB	5.75%	07/01/36	650	670,728
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	1,250	1,280,150
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (d)(i)	5.25%	07/01/14	90	94,840
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.75%	08/01/37	2,500	2,697,875
First Subseries 2010, Conv. CAB RB (l)	6.25%	08/01/33	1,260	1,005,934
First Subseries 2010 A, CAB RB (f)	0.00%	08/01/34	4,500	1,345,770
First Subseries 2010 A, RB	5.38%	08/01/39	2,820	2,963,059
First Subseries 2010 A, RB	5.50%	08/01/42	2,300	2,431,721
First Subseries 2010 C, RB	5.25%	08/01/41	4,050	4,225,243
Series 2011 C, RB (b)	5.00%	08/01/40	3,900	4,117,737
Series 2011 C, RB (b)	5.25%	08/01/40	6,495	6,968,940
				33,464,476

South Carolina–1.68%

Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB (b)(d)(i)	5.25%	12/01/15	1,000	1,119,100
Series 2005, Installment Purchase RB (b)(d)(i)	5.25%	12/01/15	3,000	3,357,300
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,960	1,978,444
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,103,070
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	517	345,416
Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	222	221
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	900	909,540
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,000	1,004,100
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/33	3,000	3,364,980
				13,182,171

Tennessee–0.87%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,225	2,333,669
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (a)(b)	5.25%	09/01/27	2,650	2,894,224
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/26	1,500	1,558,995
				6,786,888

Texas–13.56%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(c)	4.85%	04/01/21	1,575	1,677,155
Austin (City of);
Series 2012, Ref. Electric Utility System RB	5.00%	11/15/37	1,630	1,828,844
Series 2012, Ref. Electric Utility System RB	5.00%	11/15/40	1,850	2,053,630
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,225	1,413,123
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/19	1,440	1,670,990
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	415	416,643
Dallas Area Rapid Transit; Series 2012, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/42	2,000	2,265,740
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 C, Ref. & Improvement Joint RB	5.00%	11/01/45	2,390	2,563,705
Series 2012 G, Ref. RB	5.00%	11/01/34	4,000	4,341,200
Series 2013 B, Joint Improvement RB	5.00%	11/01/38	2,025	2,175,133

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	$5,250	$5,697,773
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/37	2,000	2,244,360
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(i)	7.25%	12/01/18	825	1,095,270
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,000	1,102,410
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)	5.00%	11/15/36	2,750	3,074,830
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/31	1,865	2,130,501
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/33	900	1,020,240
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/36	995	1,112,291
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (d)(e)	0.87%	06/01/17	1,600	1,600,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	3,320	3,573,084
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,400	1,517,894
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	1,600	1,727,008
Series 2012 B, Ref. RB	5.00%	05/15/32	2,275	2,536,306
Series 2012 B, Ref. RB	5.00%	05/15/37	3,200	3,503,104
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB	5.50%	02/15/32	1,100	1,148,521
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (d)	5.60%	03/01/14	1,250	1,290,013
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(d)	6.00%	08/01/13	1,500	1,511,880
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,143,130
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,165,980
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,452,138
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,850	3,159,624
Series 2011 A, Special Projects System RB (b)	5.50%	09/01/36	2,895	3,366,306
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,044,840
Series 2007, Retirement Facility RB	5.75%	11/15/37	550	569,608
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,500	5,650,205
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	450	464,432
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	6.25%	07/01/28	3,300	3,842,883
Texas (State of) Municipal Power Agency; Series 1993, CAB RB (f)(m)	0.00%	09/01/15	80	79,067
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)	5.00%	04/01/28	5,750	6,544,420
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	5,550	5,922,904
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/27	2,500	2,939,200
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/27	1,500	1,626,015
Series 2012, Gas Supply RB	5.00%	12/15/28	2,475	2,646,394
Series 2012, Gas Supply RB	5.00%	12/15/29	2,950	3,144,729
Series 2012, Gas Supply RB	5.00%	12/15/31	1,000	1,061,160
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,550	1,850,127
Texas Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS-AGM) (a)	5.50%	09/01/13	100	101,155
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	1,975	2,100,728
				106,166,693

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–0.81%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	$800	$823,392
Utah (State of) Transit Authority; Series 2012, Ref. Sales Tax RB	5.00%	06/15/42	5,000	5,485,400
				6,308,792

Vermont–0.13%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	1,015,500

Virgin Islands–1.20%

University of the Virgin Islands; Series 2004 A, Improvement RB (d)(i)	5.38%	12/01/14	1,000	1,074,400
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo);
Series 2009 A, Sub. RB	6.63%	10/01/29	725	842,153
Series 2009 A, Sub. RB	6.75%	10/01/19	1,000	1,167,050
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A, Sub. RB	6.00%	10/01/39	2,000	2,174,500
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,775	1,975,539
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,000	2,183,680
				9,417,322

Virginia–0.76%

Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	1,275	1,339,897
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (i)	5.50%	06/01/26	1,800	1,907,820
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	1,405	1,506,596
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,147	1,222,645
				5,976,958

Washington–2.28%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. CAB RB (INS-NATL) (a)(f)	0.00%	02/01/24	5,000	3,579,650
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (c)	5.50%	07/01/26	1,525	1,777,769
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,350	1,312,483
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/31	2,300	2,623,610
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/33	1,500	1,703,400
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/41	2,325	2,509,745
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(i)	6.25%	05/15/21	1,025	1,373,428
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/46	1,250	1,330,875
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (g)	6.00%	01/01/27	1,545	1,665,464
				17,876,424

West Virginia–1.05%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (c)	5.50%	10/15/37	3,500	3,685,535
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,000	1,066,450
Series 2008, RB	6.25%	10/01/23	1,100	1,170,455
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,060	1,180,819
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,020	1,122,306
				8,225,565

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–0.99%

Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	$450	$494,051
Series 2007 B, Collateralized Utility RB (c)	5.75%	11/01/37	410	434,514
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)	5.13%	08/15/16	1,000	1,104,420
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,305	1,506,518
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(c)	5.30%	09/01/23	2,545	2,738,369
Series 2008 A, Home Ownership RB (b)(c)	5.50%	09/01/28	270	287,458
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,010	1,199,587
				7,764,917

Wyoming–0.31%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (c)	5.60%	12/01/35	1,000	1,080,870
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,338,756
				2,419,626
TOTAL INVESTMENTS(m)–158.90% (Cost $1,151,453,721)				1,244,053,728
FLOATING RATE NOTE OBLIGATIONS–(26.64)%
Notes with interest rates ranging from 0.10% to 0.32% at 02/28/13 and contractual maturities of collateral ranging from 06/01/22 to 10/01/52 (See Note 1D)(n)				(208,615,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES –(33.57)%				(262,800,000)
OTHER ASSETS LESS LIABILITIES–1.31%				10,283,633
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$782,922,361

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
Ctfs.	—Certificates
FGIC	—Financial Guaranty Insurance Co.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds

INS	—Insurer
LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SFH	—Single-Family Housing
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand
Wts.	—Warrants

Notes to Schedule of Investments:

*	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security subject to the alternative minimum tax.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(f)	Zero coupon bond issued at a discount.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $14,446,882, which represented 1.85% of the Trust’s Net Assets.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2013 was $2,132,979, which represented 0.27% of the Trust’s Net Assets.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.08%
Assured Guaranty Corp.	6.18
National Public Finance Guarantee Corp.	5.77

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2013. At May 31, 2013, the Trust’s investments with a value of $381,011,342 are held by Dealer Trusts and serve as collateral for the $208,615,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed

Invesco Municipal Trust

D.	Floating Rate Note Obligations – (continued) rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco Municipal Trust

NOTE 2 – (continued)

Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $35,900,003 and $21,624,168, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$99,018,405
Aggregate unrealized (depreciation) of investment securities	(9,294,150)
Net unrealized appreciation of investment securities	$89,724,255
Cost of investments for tax purposes is $1,154,329,473.

Invesco Municipal Trust

Item 2. Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.